UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $124,557 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109     7754   145670 SH       SOLE                   145670
AMGEN                          COM              031162100     6253   103423 SH       SOLE                   103423
ANHEUSER-BUSCH                 COM              035229103     5030   109955 SH       SOLE                   109955
BECTON DICKINSON               COM              075887109     3432    65405 SH       SOLE                    65405
BERKSHIRE HATHAWAY 'B'         COM              084670702     7159     2572 SH       SOLE                     2572
COLGATE-PALMOLIVE              COM              194162103     5184   103865 SH       SOLE                   103865
DELL INC.                      COM              24702R101     7741   196175 SH       SOLE                   196175
GENERAL ELECTRIC               COM              369604103     6716   193834 SH       SOLE                   193834
GILLETTE                       COM              375766102     3883    76702 SH       SOLE                    76702
HARLEY-DAVIDSON                COM              412822108     6875   138615 SH       SOLE                   138615
HERSHEY COMPANY                COM              427866108     8670   139610 SH       SOLE                   139610
JOHNSON&JOHNSON                COM              478160104      265     4075 SH       SOLE                     4075
LAB. CORP. AMER.               COM              50540r409     6548   131226 SH       SOLE                   131226
MEDTRONIC, INC.                COM              585055106     6900   133223 SH       SOLE                   133223
MFS Muni Income TR SBI         COM              552738106      154    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     6877   276838 SH       SOLE                   276838
McGRAW HILL CO.                COM              580645109     8613   194650 SH       SOLE                   194650
PATTERSON INC.                 COM              703395103     7373   163580 SH       SOLE                   163580
PEPSICO INC.                   COM              713448108     5776   107105 SH       SOLE                   107105
PFIZER INC COM                 COM              717081103     4961   179871 SH       SOLE                   179871
SHERWIN WILLIAMS               COM              824348106     8393   178230 SH       SOLE                   178230